Debt (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Schedule of non-current debt
	March 31, 2018	March 31, 2017
Term loans	$1,421,911	$1,211,236
Vehicle loans	33,292	53,392
Total debt	$1,455,203	$1,264,628
Less: Amount reclassified to current debt	(1,427,773)	(1,215,885)
Total non-current debt	$27,430	$48,743

Schedule of weighted average interest rates for Non-current debt
	March 31, 2018	March 31, 2017
Term loans	18.3%	13.0%
Vehicle loans	4.6%	7.0%

Schedule of current debt
	March 31, 2018	March 31, 2017
Working capital loans	$231,782,800	$205,272,318
Debt from Mr. Karan A. Chanana and affiliates	16,394,751	17,903,077
Debt from Other Body Corporates	598,720	-
	$248,776,271	$223,175,395
Add: Current portion of long term debt	1,427,773	1,215,885
Total current debt	$250,204,044	$224,391,280

Schedule of weighted average interest rates for current debt
	March 31, 2018	March 31, 2017
Working capital loans	12.68%	13.69%
Debt from Mr. Karan A. Chanana	11.60%	11.60%
Debt from other related party	9.29%	9.29%